Debt	12 Months Ended
Dec. 31, 2011
Debt
Debt

(11) Debt

  Bank Line of Credit and Term Loan

        The Company's revolving line of credit facility provides for an aggregate borrowing capacity of $1.5 billion and matures on March 11, 2015, with a one-year committed extension option. The Company has the right to increase the commitments under the revolving line of credit facility by an aggregate amount of up to $500 million, subject to customary conditions. Borrowings under this revolving line of credit facility accrue interest at a rate per annum equal to LIBOR plus a margin that depends on the Company's debt ratings. The Company pays a facility fee on the entire revolving commitment that depends upon its debt ratings. Based on the Company's debt ratings at December 31, 2011, the margin on the revolving line of credit facility was 1.50% and the facility fee was 0.30%. At December 31, 2011, the Company had $454 million outstanding under this revolving line of credit facility with a weighted-average effective interest rate of 2.26%.

        The Company's revolving line of credit facility contains certain financial restrictions and other customary requirements, including cross-default provisions to other indebtedness. Among other things, these covenants, using terms defined in the agreement (i) limit the ratio of Consolidated Total Indebtedness to Consolidated Total Asset Value to 60%, (ii) limit the ratio of Secured Debt to Consolidated Total Asset Value to 30%, (iii) limit the ratio of Unsecured Debt to Consolidated Unencumbered Asset Value to 60%, (iv) require a minimum Fixed Charge Coverage ratio of 1.5 times, and (v) require a formula-determined Minimum Consolidated Tangible Net Worth of $8.0 billion at December 31, 2011. At December 31, 2011, the Company was in compliance with each of these restrictions and requirements of the revolving line of credit facility.

        On March 10, 2010, the Company repaid the total outstanding indebtedness of $200 million under its term loan. The term loan had an original maturity of August 1, 2011. As a result of the early repayment of the term loan, the Company recognized a charge of $1.3 million related to unamortized issuance costs in interest expense. At the time the term loan was paid off, it accrued interest at a rate per annum equal to LIBOR plus 2.00%.

  Senior Unsecured Notes

        At December 31, 2011, the Company had senior unsecured notes outstanding with an aggregate principal balance of $5.4 billion. At December 31, 2011, interest rates on the notes ranged from 1.45% to 7.07% with a weighted average effective rate of 5.70% and a weighted average maturity of 6.34 years. Discounts and premiums are amortized to interest expense over the term of the related senior unsecured notes. The senior unsecured notes contain certain covenants including limitations on debt, cross-acceleration provisions and other customary terms. As of December 31, 2011, the Company believes it was in compliance with these covenants.

        In September 2010, the Company repaid $200 million of maturing senior unsecured notes, which accrued interest at a rate of 4.88%.

        On January 24, 2011, the Company issued $2.4 billion of senior unsecured notes as follows: (i) $400 million of 2.70% notes due 2014; (ii) $500 million of 3.75% notes due 2016; (iii) $1.2 billion of 5.375% notes due 2021; and (iv) $300 million of 6.75% notes due 2041. The notes have a weighted average maturity of 10.3 years and a weighted average yield of 4.83%; net proceeds from the offering were $2.37 billion.

        In September 2011, the Company repaid $292 million of maturing senior unsecured notes, which accrued interest at a rate of 4.82%.

        On January 23, 2012, the Company issued $450 million of 3.75% senior unsecured notes due 2019; net proceeds from the offering were $444 million.

        The following is a summary of senior unsecured notes outstanding by maturity date at December 31, 2011 (dollars in thousands):

Maturity	Principal Amount	Weighted Average Interest Rate
2012	$250,000	6.67%
2013	550,000	5.81
2014	487,000	3.28
2015	400,000	6.64
2016	900,000	5.07
2017	750,000	6.04
2018	600,000	6.83
2021	1,200,000	5.53
Thereafter	300,000	6.89

	5,437,000
Discounts, net	(20,937)

	$5,416,063

  Mortgage and Other Secured Debt

        At December 31, 2011, the Company had $1.8 billion in aggregate principal amount of mortgage debt outstanding that is secured by 138 healthcare facilities (including redevelopment properties) that had a carrying value of $2.2 billion. At December 31, 2011, interest rates on the mortgage debt range from 1.96% to 8.78% with a weighted average effective interest rate of 6.12% and a weighted average maturity of 4.37 years.

        On August 3, 2009, the Company obtained $425 million in secured debt financing in connection with the Company's purchase of a $720 million (par value) participation in the first mortgage debt of HCR ManorCare. On December 27, 2010, the Company repaid this debt in full. This debt had an original maturity date in January 2013.

        The following is a summary of mortgage debt outstanding by maturity date at December 31, 2011 (dollars in thousands):

Maturity	Amount	Weighted Average Interest Rate
2012	$66,761	4.91%
2013	367,374	6.04
2014	183,758	5.74
2015	302,102	6.01
2016	285,586	6.92
2017	512,460	6.10
2018	5,747	5.90
2019	1,184	N/A
2020	1,276	N/A
2021	4,242	5.57
Thereafter	47,778	5.18

	1,778,268
Discounts, net	(13,697)

	$1,764,571

        Mortgage debt generally requires monthly principal and interest payments, is collateralized by real estate assets and is generally non-recourse. Mortgage debt typically restricts transfer of the encumbered assets, prohibits additional liens, restricts prepayment, requires payment of real estate taxes, requires maintenance of the assets in good condition, requires maintenance of insurance on the assets and includes conditions to obtain lender consent to enter into and terminate material leases. Some of the mortgage debt is also cross- collateralized by multiple assets and may require tenants or operators to maintain compliance with the applicable leases or operating agreements of such real estate assets.

  Other Debt

        At December 31, 2011, the Company had $88 million of non-interest bearing life care bonds at two of its CCRCs and non-interest bearing occupancy fee deposits at two of its senior housing facility, all of which were payable to certain residents of the facilities (collectively, "Life Care Bonds"). At December 31, 2011, $31 million of the Life Care Bonds are refundable to the residents upon the resident moving out or to their estate upon death, and $57 million of the Life Care Bonds are refundable after the unit is successfully remarketed to a new resident.

  Debt Maturities

        The following table summarizes the Company's stated debt maturities and scheduled principal repayments at December 31, 2011 (in thousands):

Year	Line of Credit	Senior Unsecured Notes	Mortgage Debt	Total(1)
2012	$—	$250,000	$66,761	$316,761
2013	—	550,000	367,374	917,374
2014	—	487,000	183,758	670,758
2015	454,000	400,000	302,102	1,156,102
2016	—	900,000	285,586	1,185,586
Thereafter	—	2,850,000	572,687	3,422,687

	454,000	5,437,000	1,778,268	7,669,268
(Discounts) and premiums, net	—	(20,937)	(13,697)	(34,634)

	$454,000	$5,416,063	$1,764,571	$7,634,634

(1)
Excludes $88 million of other debt that represents non-interest bearing Life Care Bonds and occupancy fee deposits at certain of the Company's senior housing facilities, which have no scheduled maturities.